American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2023

Select Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Automobiles — 3.7%
Tesla, Inc.(1)	621,100	166,100,773
Beverages — 2.5%
Constellation Brands, Inc., Class A	263,700	71,937,360
Diageo PLC	917,900	40,059,229
		111,996,589
Biotechnology — 3.9%
Biogen, Inc.(1)	216,400	58,469,116
Regeneron Pharmaceuticals, Inc.(1)	77,300	57,349,643
Vertex Pharmaceuticals, Inc.(1)	172,800	60,884,352
		176,703,111
Broadline Retail — 6.1%
Amazon.com, Inc.(1)	2,070,600	276,797,808
Capital Markets — 1.3%
MSCI, Inc.	94,100	51,574,328
S&P Global, Inc.	18,800	7,416,788
		58,991,116
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	130,200	72,999,234
Energy Equipment and Services — 1.3%
ChampionX Corp.	1,678,600	59,758,160
Entertainment — 0.7%
Electronic Arts, Inc.	184,800	25,197,480
Walt Disney Co.(1)	91,800	8,160,102
		33,357,582
Financial Services — 6.5%
Mastercard, Inc., Class A	470,100	185,351,028
PayPal Holdings, Inc.(1)	220,700	16,733,474
Visa, Inc., Class A	399,800	95,044,454
		297,128,956
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd.	232,000	19,089,220
Health Care Equipment and Supplies — 1.6%
GE HealthCare Technologies, Inc.	538,400	41,995,200
Penumbra, Inc.(1)	97,900	29,698,944
		71,694,144
Health Care Providers and Services — 2.9%
UnitedHealth Group, Inc.	258,300	130,795,371
Hotels, Restaurants and Leisure — 1.3%
Airbnb, Inc., Class A(1)	297,600	45,291,744
Starbucks Corp.	151,900	15,428,483
		60,720,227
Insurance — 0.5%
Progressive Corp.	188,700	23,772,426
Interactive Media and Services — 10.5%
Alphabet, Inc., Class A(1)	1,656,400	219,837,408
Alphabet, Inc., Class C(1)	1,451,400	193,195,854
Meta Platforms, Inc., Class A(1)	201,500	64,197,900
		477,231,162

Life Sciences Tools and Services — 1.4%
Danaher Corp.	245,800	62,693,748
Machinery — 4.8%
FANUC Corp.	753,000	23,036,092
Graco, Inc.	906,600	71,920,578
Lincoln Electric Holdings, Inc.	108,700	21,817,177
Middleby Corp.(1)	301,300	45,752,405
Otis Worldwide Corp.	620,500	56,440,680
		218,966,932
Oil, Gas and Consumable Fuels — 0.6%
Sitio Royalties Corp., Class A	1,077,800	29,467,052
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	32,400	5,832,000
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	971,900	60,442,461
Professional Services — 0.4%
Verisk Analytics, Inc.	72,800	16,666,832
Semiconductors and Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc.(1)	178,100	20,374,640
Analog Devices, Inc.	463,300	92,442,249
KLA Corp.	97,500	50,110,125
NVIDIA Corp.	515,100	240,701,079
Texas Instruments, Inc.	380,100	68,418,000
		472,046,093
Software — 14.6%
Adobe, Inc.(1)	104,200	56,910,914
Atlassian Corp., Class A(1)	236,600	43,047,004
Autodesk, Inc.(1)	137,500	29,148,625
Crowdstrike Holdings, Inc., Class A(1)	265,100	42,856,066
Microsoft Corp.	1,070,000	359,434,400
Roper Technologies, Inc.	134,000	66,068,700
Salesforce, Inc.(1)	190,000	42,751,900
Zscaler, Inc.(1)	145,300	23,303,214
		663,520,823
Specialized REITs — 1.6%
American Tower Corp.	221,900	42,229,789
Equinix, Inc.	36,400	29,481,088
		71,710,877
Specialty Retail — 4.2%
Home Depot, Inc.	179,900	60,057,816
Lowe's Cos., Inc.	346,600	81,197,982
TJX Cos., Inc.	260,000	22,497,800
Tractor Supply Co.	130,600	29,253,094
		193,006,692
Technology Hardware, Storage and Peripherals — 13.8%
Apple, Inc.	3,204,300	629,484,735
Textiles, Apparel and Luxury Goods — 1.3%
NIKE, Inc., Class B	521,200	57,535,268
TOTAL COMMON STOCKS (Cost $1,749,705,185)		4,518,509,392
CONVERTIBLE BONDS — 0.3%
Biotechnology — 0.3%
Ascendis Pharma A/S, 2.25%, 4/1/28 (Cost $12,549,760)	12,937,000	11,796,927

SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,486	27,486
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $3,541,114), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $3,466,017)		3,465,510
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $16,075,208), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $15,762,311)		15,760,000
		19,225,510
TOTAL SHORT-TERM INVESTMENTS (Cost $19,252,996)		19,252,996
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,781,507,941)		4,549,559,315
OTHER ASSETS AND LIABILITIES†		(1,903,330)
TOTAL NET ASSETS — 100.0%		$4,547,655,985

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,108,698	CAD	17,235,512	Goldman Sachs & Co.	9/29/23	$27,911
USD	584,791	CAD	773,024	Goldman Sachs & Co.	9/29/23	(1,890)
						$26,021

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,436,324,851	$82,184,541	—
Convertible Bonds	—	11,796,927	—
Short-Term Investments	27,486	19,225,510	—
	$4,436,352,337	$113,206,978	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$27,911	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,890	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.